Average Annual Total Returns - ETF Shares - Vanguard Long-Term Corporate Bond Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	Bloomberg Barclays U.S. 10+ Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. 10+ Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. 10+ Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced Bloomberg Barclays U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Bloomberg Barclays U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Bloomberg Barclays U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	23.20%	6.34%	8.01%	21.19%	4.43%	6.04%	13.65%	3.97%	5.43%	23.88%	6.30%	8.03%	23.89%	6.40%	7.99%	8.87%	3.07%	3.78%